Assets held for sale (Schedule Of Changes In The Carrying Value Of Assets Held For Sale) (Details) (EUR €) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Assets Held For Sale [Roll Forward]
Beginning balance	€ 5,998	€ 6,862
Impairment	(796)
Reclassification to assets held in use	(3,393)
Foreign currency translation effect	(1,071)	(864)
Ending balance	738	5,998
Japan [Member]
Assets Held For Sale [Roll Forward]
Beginning balance	5,721	6,585
Impairment	(796)
Reclassification to assets held in use	(3,393)
Foreign currency translation effect	(1,071)	(864)
Ending balance	461	5,721
The Netherlands [Member]
Assets Held For Sale [Roll Forward]
Beginning balance	277	277
Impairment	0
Reclassification to assets held in use	0
Foreign currency translation effect	0	0
Ending balance	€ 277	€ 277